===============================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 10-D/A

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

    For the monthly distribution period from March 1, 2007 to March 31, 2007
                         -------------------------------

             Commission File Number of issuing entity: 333-131211-20

                           RAAC SERIES 2007-SP1 TRUST
                           --------------------------
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131211

                    RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
                    -----------------------------------------
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
                        --------------------------------
               (Exact name of sponsor as specified in its charter)

                     Delaware                                  None
------------------------------------------------      -------------------------
(State or other jurisdiction of incorporation            (I.R.S. Employer
or organization of the issuing entity)                  Identification No.)

                 c/o Residential Funding Company, LLC,   as Master Servicer

      8400 Normandale Lake Boulevard
          Minneapolis, Minnesota                           55437
--------------------------------------                --------------
 (Address of principal executive offices of             (Zip Code)
            issuing entity)

                        (952) 857-7000 (Telephone number,
                              including area code)

                                       N/A
           (Former name, former address, if changed since last report)

                 Title of Class                         Registered/reported pursuant to (check one)          Name of exchange
                                                                                                            (If Section 12(b))
                                                   Section 12(b)     Section 12(g)       Section 15(d)
Mortgage Asset-Backed Pass-Through
Certificates, Series 2007-SP1, in the classes
                specified herein                       [___]             [___]               [ X ]            _______________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes  X     No __

EXHIBIT 99.1 TO THE FORM 10-D OF THE RAAC SERIES 2007-SP1 TRUST FOR THE MONTHLY DISTRIBUTION PERIOD OF MARCH 1, 2007 THROUGH MARCH 31, 2007, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 9, 2007, IS REPLACED WITH EXHIBIT 99.1 TO THIS FORM 10-D/A.



ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   April 2007 Monthly Statement to Certificateholders

                                   SIGNATURES


        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  May 24, 2007



                                  RAAC SERIES 2007-SP1 TRUST
                                  (Issuing entity)

                                    By:  Residential Funding Company, LLC,
                                         as Master Servicer


                                     By:  /s/ Darsi Meyer
                                          Name:    Darsi Meyer
                                          Title:   Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS